Subsequent events - Additional Information (Detail) - Subsequent event [Member] ¥ in Billions	Dec. 05, 2022 JPY (¥) shares
Third quarter of the fiscal year ending March 31, 2023 [Member]
Subsequent Event [Line Items]
Expected pre-tax gain amount | ¥	¥ 25
Nomura Research Institute Ltd [Member]
Subsequent Event [Line Items]
Number of ordinary shares sold by participating in a secondary offering | shares	13,000,000